Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative translation adjustments	$ 49.4	[1]	$ 67.2	[1]	$ 38.4	[1]
Net pension liability	(48.9)	[1]	(107.7)	[1]	(80.7)	[1]
Total (ending balance)	0.5	[1]	(40.5)	[1]	(42.3)	[1]
Deferred taxes on the pension liability	$ 21.4	[1]	$ 59.7	[1]	$ 45.5	[1]

[1]	The components of Other Comprehensive Income (Loss) are net of any related income tax effects.